Bank Borrowings - Additional Information (Details)								6 Months Ended
	Jun. 11, 2020 USD ($)	Dec. 20, 2019 USD ($)	Aug. 29, 2019 USD ($)	May 23, 2019 USD ($)	Mar. 18, 2019 USD ($)	Mar. 13, 2019 USD ($)	Feb. 12, 2019 USD ($) FacilityAgreement	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 HKD ($)	Jun. 11, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 HKD ($)	Dec. 20, 2019 CNY (¥)	Oct. 04, 2019 USD ($)	Sep. 24, 2019 USD ($)	Aug. 29, 2019 CNY (¥)	Mar. 18, 2019 HKD ($)	Feb. 12, 2019 CNY (¥)
Bank borrowings
Bank borrowings								$ 41,980,000				$ 36,851,000
Interest rate (in percent)								9.00%	9.00%	9.00%
PRC subsidiary | Half Year Revolving Loan February Twelve Twenty Nineteen
Bank borrowings
Number of facility agreement entered | FacilityAgreement							2
Borrowing capacity							$ 5,000,000													¥ 32,000,000
Bank borrowings								$ 2,813,000	¥ 20,000,000			$ 2,845,000	¥ 20,300,000
Interest rate (in percent)								4.70%	4.70%	4.70%		4.75%	4.75%	4.75%
PRC subsidiary | One year revolving loan March 13, 2019
Bank borrowings
Borrowing capacity						$ 13,600,000											$ 30,000,000
Bank borrowings								$ 6,289,000	¥ 44,700,000			$ 2,840,000	¥ 20,300,000
Basis spread (in percent)						5.22%
Term (in years)						1 year
PRC subsidiary | One year revolving loan March 13, 2019 | LIBOR
Bank borrowings
Basis spread (in percent)						3.00%
PRC subsidiary | One year revolving loan August 29, 2019
Bank borrowings
Borrowing capacity			$ 2,602,000															¥ 18,500,000
Bank borrowings								$ 2,602,000	¥ 18,500,000			2,592,000	18,500,000
Term (in years)			1 year
PRC subsidiary | One year revolving loan August 29, 2019 | People's bank of china interest rate
Bank borrowings
Interest rate (in percent)								5.22%	5.22%	5.22%
Basis spread (in percent)			0.97%
PRC subsidiary | Half year revolving loan December 20, 2019
Bank borrowings
Borrowing capacity		$ 7,032,000													¥ 50,000,000
Bank borrowings								$ 7,032,000	¥ 50,000,000			7,006,000	50,000,000
Interest rate (in percent)								7.00%	7.00%	7.00%
PRC subsidiary | One year revolving loan December 20, 2019
Bank borrowings
Borrowing capacity		$ 7,032,000													¥ 50,000,000
Bank borrowings								$ 4,220,000	¥ 30,000,000			4,204,000	¥ 30,000,000
Interest rate (in percent)								4.95%	4.95%	4.95%
Term (in years)		1 year
PRC subsidiary | One year revolving loan December 20, 2019 | People's bank of china interest rate
Bank borrowings
Basis spread (in percent)		0.80%
PRC subsidiary | One year revolving loan June 11, 2020
Bank borrowings
Borrowing capacity	$ 422,000										¥ 3,000,000
Bank borrowings								$ 422,000	¥ 3,000,000
Interest rate (in percent)								4.5025%	4.5025%	4.5025%
Term (in years)	1 year
Hong Kong subsidiary | Revolving Loan March 18, 2019
Bank borrowings
Borrowing capacity					$ 3,097,000														$ 24,000,000
Bank borrowings								$ 31,000		$ 200,000		538,000		$ 4,200,000
Hong Kong subsidiary | 1-Month HIBOR for Loan in HKD | HIBOR
Bank borrowings
Basis spread (in percent)					4.25%
Hong Kong subsidiary | 1-Month HIBOR for Loan in RMB | HIBOR
Bank borrowings
Basis spread (in percent)					2.00%
Hong Kong subsidiary | 1-Month LIBOR for Loan in USD | LIBOR
Bank borrowings
Basis spread (in percent)					4.25%
Hong Kong subsidiary | One year revolving loan May 23, 2019
Bank borrowings
Borrowing capacity				$ 18,000,000
Bank borrowings								6,984,000				6,984,000
Term (in years)				1 year
Hong Kong subsidiary | One year revolving loan May 23, 2019 | Deposit rate
Bank borrowings
Basis spread (in percent)				1.00%
Hong Kong subsidiary | One year revolving loan August 29, 2019
Bank borrowings
Borrowing capacity			$ 1,600,000
Bank borrowings								$ 1,600,000				1,600,000
Term (in years)			1 year
Hong Kong subsidiary | One year revolving loan August 29, 2019 | LIBOR
Bank borrowings
Basis spread (in percent)			1.00%
Hong Kong subsidiary | One year revolving loan October 4, 2019
Bank borrowings
Bank borrowings										$ 30,900,000				$ 17,600,000
Hong Kong subsidiary | One year revolving loan October 4, 2019 | USD one year standby documentary credit facilities
Bank borrowings
Borrowing capacity																$ 15,000,000
Hong Kong subsidiary | One year revolving loan October 4, 2019 | USD one year pre-shipment buyer loan and revolving loan agreement
Bank borrowings
Borrowing capacity																10,000,000
Hong Kong subsidiary | One year revolving loan October 4, 2019 | USD one year overdraft credit facilities
Bank borrowings
Borrowing capacity																$ 1,000,000
Interest rate (in percent)								5.125%	5.125%	5.125%
Hong Kong subsidiary | One year revolving loan October 4, 2019 | HIBOR
Bank borrowings
Basis spread (in percent)								4.25%
Hong Kong subsidiary | One year revolving loan October 4, 2019 | HIBOR | USD one year pre-shipment buyer loan and revolving loan agreement
Bank borrowings
Basis spread (in percent)								3.85%
Hong Kong subsidiary | One year revolving loan October 4, 2019 | LIBOR
Bank borrowings
Basis spread (in percent)								4.25%
Hong Kong subsidiary | One year revolving loan October 4, 2019 | LIBOR | USD one year pre-shipment buyer loan and revolving loan agreement
Bank borrowings
Basis spread (in percent)								3.85%
Hong Kong subsidiary | Revolving service trade loan October 4, 2019 denominated in HK$
Bank borrowings
Bank borrowings								$ 3,987,000				2,242,000
Hong Kong subsidiary | Rollover period revolving loan October 4, 2019 denominated in US$
Bank borrowings
Bank borrowings								$ 6,000,000				$ 6,000,000